Exhibit 99

SMHL Global Fund 2007-1 - Noteholder Report - 12 July 2007

Transaction Deal Summary Data

Fund:	SMHL Global Fund 2007-1
Cut-Off Date:	2 July 2007
Interest Determination Date:	10 July 2007
Payment Date:	12 July 2007
Issuer Trustee:	Perpetual Limited (ABN 86 000 431 827)
Joint Lead Managers:	Credit Suisse & Deutsche Bank (Class A1 and A2 Notes);
Deutsche Bank & Australia and New Zealand Banking Group (Class A3 and Class B Notes)
Co-Manager:	Macquarie Bank (Class A1 and A2 Notes); Credit Suisse (Class A3 Notes)
Manager:	MEPM Portfolio Management Limited
Monthly Interest Period:	5 June 2007 - 11 July 2007
Quarterly Interest Period:	5 June 2007 - 11 September 2007
Monthly Calculation Period:	Close of business 14 May 2007 - 2 July 2007
Quarterly Calculation Period:	Close of business 14 May 2007 - 30 August 2007
Class A1 Note Trustee:	The Bank of New York, New York Branch
Security Trustee:	Perpetual Trustee Company Limited (ABN 42 000 001 007)
Principal Paying Agent:	The Bank of New York, New York Branch
Liquidity Facility Provider:	Perpetual Limited, in its capacity as trustee of SMHL Warehousing Trust 2004-1
Fixed-Floating Rate Swap Provider:	Commonwealth Bank of Australia (ABN 48 123 123 124)
Cross Currency Swap Provider:	Australia & New Zealand Banking Group Limited (ABN 11 005 357 522)
Business Day:	New York, London, Sydney, Melbourne
Issue Date:	5 June 2007
Final Maturity Date at Issue:	The payment date falling in June, 2040
USD/AUD exchange rate at issue:	USD 0.8200 = AUD 1.0000
EUR/AUD exchange rate at issue:	EUR 0.6100 = AUD 1.0000

Security Classes
Name:	A1	A2	A3	B
Currency:	USD	EUR	AUD	AUD
Original Balance at Issue:	USD 1,200,000,000	EUR 500,000,000	AUD 853,000,000	AUD 64,000,000
Base Rate:	3M LIBOR	3M EURIBOR	1M BBSW	3M BBSW
Margin above base rate:	0.060%	0.080%	0.140%	0.190%
Expected Average Life to call (years)	2.86	2.86	2.79	5.77
Cross Currency Conversion Base Rate:	3M BBSW	3M BBSW	1M BBSW	3M BBSW
Distribution Frequency:	Quarterly	Quarterly	Monthly	Quarterly
Principal payment type:	Floating rate amortising bonds

Original Rating	A1	A2	A3	B
Fitch Australia Pty Limited	AAA	AAA	AAA	AA
Moody's Investor Services Pty Limited	Aaa	Aaa	Aaa	Aa2
Standard & Poor's (Australia) Pty. Ltd.	AAA	AAA	AAA	AA

Contact Information:	Investor Relations
E-mail:	investorreporting@membersequity.com.au
Phone:	+61-3-9605-6242
Fax:	+61-3-9605-6648
Bloomberg screen:	SMHLG 9 Mtge
Website	www.membersequity.com/reporting/

Pool Summary

Current Pool Balance:
Total ($)	3,070,356,001.63
Variable Total ($)	1,904,230,106.88
Fixed Total ($)	1,166,125,894.75
Maximum Loan Balance ($)	1,335,000
Average Loan Balance ($)	128,252
Number of Housing Loans at start of monthly calculation period	24,598
Number of Housing Loans at Cut-Off Date	23,940
Weighted Average Seasoning (Months)	28
Weighted Average Remaining Term to Maturity (Months)	315
Weighted Average Current LVR	66%
Threshold rate	7.20%

Cashflows/Distribution Data

Payments This Period
	Invested Amount at start of Calculation Period	Bond Factor*	Coupon Rate	Coupon Payments	Principal Payments
Class A1 Notes (USD)	1,200,000,000.00	95.863292%	Nil this period. See allocated amounts below
Class A2 Notes (EUR)	500,000,000.00	95.863292%
Class A3 Notes (AUD)	853,000,000.00	95.863292%	6.4706%	5,595,030.32	35,286,122.39
Class B Notes (AUD)	64,000,000.00	100.000000%	Nil this period. See allocated amounts below
* Bond Factor represents percentage of outstanding original principal amounts after giving effect to payments and allocations on Payment Date

Principal & Interest Allocated Amounts
	Coupon Rate	Allocated Coupon*	Allocated Principal*	Invested Amount on Payment Date**
Class A1 Notes (USD)	5.4223%	6,687,540.33	49,640,500.42	1,150,359,499.58
Class A2 Notes (EUR)	4.2150%	2,166,041.67	20,683,541.85	479,316,458.16
Class A3 Notes (AUD)	n/a	n/a	n/a	817,713,877.61
Class B Notes (AUD)	6.5587%	425,506.89	-	64,000,000.00
* Allocated amounts for Class A1, A2 and B Notes are paid quarterly in March, June, September and December
** Invested Amount after principal payments and allocated principal on Payment Date

Repayment Analysis	Monthly	Quarterly to date	Since Inception*
Balance at applicable Cut-off	3,200,000,000	3,200,000,000	3,200,000,000
Scheduled Repayments	6,428,823	6,428,823	6,428,823
Prepayments	136,826,284	136,826,284	136,826,284
Redraws	(12,584,576)	(12,584,576)	(12,584,576)
Top-Up Loans	(1,026,532)	(1,026,532)	(1,026,532)
Balance at 2 July 2007	3,070,356,002	3,070,356,002	3,070,356,002

Constant Prepayment Rate (CPR)	Monthly	Quarterly to date	Since Inception
CPR*	37.63%	37.63%	37.63%
Seasonal Monthly Mortality	3.86%	3.86%	3.86%
*CPR calculated for period 14 May 2007 to 2 July 2007

Interest Collections Waterfall	AUD
Interest Collections
Gross Interest Income Received from Mortgages	20,703,642.19	766,801.56
Payments from / (to) Fixed / Floating Swap Provider	283,571.39	28,371,657.82
Payments from / (to) Currency Swap Provider	-3,371,103.10
Interest Income received from Cash holdings	158,583.00	173,929.74
Principal Draws	0.00
Liquidity Reserve Advances	0.00
Net proceeds available for Distribution	17,774,693.48

Distribution of Interest Collections	AUD	AUD	Party receiving fee
Taxes	0.00
Trustee fee	102,953.17	112,916.38	Perpetual Limited
Manager fee	1,548,894.14	1,698,787.12	ME Portfolio Management
Servicing fee*	0.00	1,539,928.24	Members Equity Bank
Interest to redraw funding facility	0.00		1,688,953.55
Interest to top-up funding facility	0.00
Current and previously due interest to Class A1 Notes**	9,663,712.66	3,256,251.01
Payments from swap provider due to Class A1 Notes	-1,508,175.67
Current and previously due interest to Class A2 Notes**	5,413,815.41	1,824,220.41
Payments from swap provider due to Class A2 Notes	-1,862,927.43
Current and previously due interest to Class A3 Notes	4,082,859.96
Current and previously due interest to Class B Notes**	310,505.03
Deposit into Cash Collateral Account	0.00
Reimbursement of Principal Draws	0.00
Swap break costs	0.00
Interest payable on liquidity notes	0.00
Interest payable on payment funding facility	0.00
Reinstatement of Class A1 Charge Offs	0.00
Reinstatement of Class A2 Charge Offs	0.00
Reinstatement of Class A3 Charge Offs	0.00
Reinstatement of Redraw Charge Offs	0.00
Reinstatement of Top-Up Charge Offs	0.00
Reinstatement of Carry Over Class A1 Charge Offs	0.00
Reinstatement of Carry Over Class A2 Charge Offs	0.00
Reinstatement of Carry Over Class A3 Charge Offs	0.00
Reinstatement of Carry Over Redraw Charge Offs	0.00
Reinstatement of Carry Over Top-Up Charge Offs	0.00
Reinstatement of Class B Charge Offs	0.00
Reinstatement of Carry Over Class B Charge Offs	0.00
Repayment of Redraw Funding Facility	0.00
Repayment of Top-Up Funding Facility	0.00
Repayment of Payment Funding Facility	0.00
Income unitholder	23,056.21
Total Distributions of Interest Collections	17,774,693.48	1,539,928.24
* Servicing fee paid by ME Portfolio Management Limited in accordance with Prospectus Supplement
** Amounts for Class A1, A2 and B Notes are paid quarterly in March, June, September and December

Charge Offs	AUD
Class A1 Charge Offs	0.00
Carry Over Class A1 Charge Offs	0.00
Class A-2 Charge Offs	0.00
Carry Over Class A2 Charge Offs	0.00
Class A-3 Charge Offs	0.00
Carry Over Class A3 Charge Offs	0.00
Redraw Charge Offs	0.00
Carry Over Redraw Charge Offs	0.00
Top-up Charge Offs	0.00
Carry Over Top-up Charge Offs	0.00
Class B Charge Offs	0.00
Carry Over Class B Charge Offs	0.00

Principal Collections Waterfall	AUD
Principal Collections
Principal Collections from outstanding mortgage loans	143,255,106.68
Recoveries from previously charged-off mortgage loans	0.00
Reimbursement of Principal Draws from Interest Waterfall	0.00
Net proceeds available for Principal Waterfall	143,255,106.68

Distribution of Principal Collections	AUD
Principal Draws for Interest Collections Waterfall	0.00
Principal to Redraw Funding Facility	0.00
Principal to Top-Up Funding Facility	0.00
Redraws	12,584,576.31
Top-Up Loans	1,026,532.00
Principal to Class A1 Notes*	60,493,812.98
Principal to Class A2 Notes*	33,864,063.00
Principal to Class A3 Notes	35,286,122.39
Principal to Class B Notes	0.00
Reinstatement of Carry Over Class A1 Charge Offs	0.00
Reinstatement of Carry Over Class A2 Charge Offs	0.00
Reinstatement of Carry Over Class A3 Charge Offs	0.00
Reinstatement of Carry Over Redraw Charge Offs	0.00
Reinstatement of Carry Over Top-Up Charge Offs	0.00
Reinstatement of Carry Over Class B Charge Offs	0.00
Swap break costs	0.00
Principal to Liquidity Noteholders	0.00
Principal to Payment Funding Facility	0.00
TOTAL distributions of Principal Collections	143,255,106.68
* Amounts for Class A1, A2 and B Notes are paid quarterly in March, June, September and December

Delinquencies Last Three Monthly Calculation Periods

< 30 days			Jun-07
Number of loans			144
Outstanding Balance ($)			26,869,676
% of Pool Outstanding Balance			0.88%

30-59 days
Number of loans			31
Outstanding Balance ($)			5,740,032
% of Pool Outstanding Balance			0.19%

60-89 days
Number of loans			0
Outstanding Balance ($)			0
% of Pool Outstanding Balance			0.00%

90-119 days
Number of loans			0
Outstanding Balance ($)			0
% of Pool Outstanding Balance			0.00%

120+ days
Number of loans			0
Outstanding Balance ($)			0
% of Pool Outstanding Balance			0.00%

TOTAL Delinquencies
Number of loans			175
Outstanding Balance ($)			32,609,708
% of Pool Outstanding Balance			1.06%

Foreclosures
Number of loans			0
Outstanding Balance ($)			0
% of Pool Outstanding Balance			0.00%

Defaults, Losses and Claims
Claims against Mortgage Insurer this Calculation Period ($)			0
Claims against Mortgage Insurer since inception ($)			0
Claims denied by Mortgage Insurer this Calculation Period ($)			0
Claims denied by Mortgage Insurer since inception ($)			0
Losses on sale since inception ($)			0

Enhancements
Facility	Provider		Facility Utilised
Redraw Funding Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3		AUD 0.00
Top-Up Funding Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3		AUD 0.00
Payment Funding Shortfall Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3		AUD 0.00

Bonds issued to cover redraws		AUD 0.00
Bonds issued to cover top-up loans		AUD 0.00
Bonds issued under Payment Funding Facility		AUD 0.00

			AUD
Principal Draws made prior to current Calculation Period and not repaid			0.00

Cash Collateral Account			AUD
Beginning Cash Collateral Account Balance			8,960,000.00
+ Interest Earned on Cash Collateral Account			24,469.39
+ Deposit from Interest Collections Waterfall			0.00
- Current Period's Liquidity Reserve Advances			0.00
- Current Period's Release to cash collateral provider			24,469.39
Ending Cash Collateral Account Balance			8,960,000.00

Programme Amendments
Any material changes to definitions of foreclosure, shortfall and charge-off:			None
Any material modifications, extensions or waivers to the terms of the housing loans, fees, penalties or
payments during the relevant Calculation Period or that have cumulatively become material over time			None
Any material breaches of housing loan representations or warranties or covenants in the Mortgage Origination and Management Agreement, the Supplementary Bond Terms Notice relating to the Class A and Class B Notes
or the Bond Issue Confirmation Certificate			None
Information regarding any pool asset substitutions			None
Any substitution of credit enhancement			None

Collateral Information

Weighted Average LTV	At issue	Current	Geographic	At issue	Current

<= 25%	3.31%	2.89%	VIC - Metro	22.28%	22.00%
> 25% & <= 30%	2.25%	1.95%	VIC - Non Metro	6.37%	5.58%
> 30% & <= 35%	2.85%	2.71%	N.S.W. - Metro	10.22%	11.97%
> 35% & <= 40%	3.40%	3.31%	N.S.W. - Non Metro	8.25%	8.26%
> 40% & <= 45%	4.60%	4.44%	A.C.T. - Metro	8.03%	8.83%
> 45% & <= 50%	5.53%	5.31%	QLD - Metro	7.82%	8.80%
> 50% & <= 55%	6.54%	6.19%	QLD - Non Metro	7.22%	6.93%
> 55% & <= 60%	7.79%	7.56%	S.A. - Metro	5.58%	4.98%
> 60% & <= 65%	8.20%	8.53%	S.A. - Non Metro	1.01%	0.46%
> 65% & <= 70%	10.23%	9.74%	W.A. - Metro	14.63%	15.54%
> 70% & <= 75%	10.61%	10.69%	W.A. - Non Metro	1.60%	0.71%
> 75% & <= 80%	17.24%	18.18%	N.T. - Metro	1.24%	1.55%
> 80% & <= 85%	5.88%	6.10%	N.T. - Metro	0.27%	0.08%
> 85% & <= 90%	11.58%	12.39%	TAS - Metro	3.60%	2.99%
Total	100.00%	100.00%	TAS - Non Metro	1.86%	1.31%
				100.00%	100.00%

Occupancy	At issue	Current	Mortgage Insurance	At issue	Current

Owner Occupied	81.60%	81.57%	GEMICO	99.87%	99.87%
Investment	18.40%	18.43%	Comm. of Australia	0.13%	0.13%
Total	100.00%	100.00%	Total	100.00%	100.00%

Loan Size Distribution	At issue	Current	Product Information	At issue	Current

>$250,000	29.64%	29.62%	Variable	62.26%	62.02%
>$200,000 & <=$250,000	14.22%	14.21%	Fixed 0-1 Year	4.00%	4.08%
>$150,000 & <=$200,000	19.60%	19.44%	Fixed 1-2 Year	3.12%	4.05%
>$100,000 & <=$150,000	16.99%	17.06%	Fixed 2-3 Year	22.97%	22.19%
>$50,000 & <=$100,000	14.00%	14.14%	Fixed 3-4 Year	1.69%	1.91%
<= $50,000	5.55%	5.52%	Fixed 4+ Year	5.97%	5.74%
Total	100.00%	100.00%	Total	100.00%	100.00%

Interest Rate	At issue	Current	Property Type	At issue	Current

>8%	0.00%	0.00%	House	84.05%	84.09%
>7% & <= 8%	88.42%	88.50%	Apartment	0.75%	0.77%
>6% & <= 7%	11.23%	11.15%	Unit	10.94%	10.96%
<= 6%	0.35%	0.35%	Townhouse	2.01%	2.04%
			Land	2.25%	2.14%
Total	100.00%	100.00%		100.00%	100.00%